Segment and geographic information - Business segments' results (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Non-interest revenue		¥ 1,402,307	¥ 1,304,154	¥ 1,249,224
Net interest revenue		(36,459)	54,113	141,103
Net revenue		1,365,848	1,358,267	1,390,327
Non-interest expenses		1,186,103	1,137,267	1,171,201
Income (loss) before income taxes		179,745	221,000	219,126
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		297,496	324,642	366,271
Net interest revenue		2,695	3,343	2,538
Net revenue		300,191	327,985	368,809
Non-interest expenses		266,695	268,745	276,480
Income (loss) before income taxes		33,496	59,240	92,329
Investment Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		120,096	129,848	153,523
Net interest revenue		8,463	18,145	9,627
Net revenue		128,559	147,993	163,150
Non-interest expenses		85,064	76,478	72,142
Income (loss) before income taxes		43,495	71,515	91,008
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	[1],[2],[3],[4]	809,681	617,227	524,019
Net interest revenue	[1],[2],[3],[4]	(37,301)	85,828	167,337
Net revenue	[1],[2],[3],[4]	772,380	703,055	691,356
Non-interest expenses	[1],[2],[3],[4]	743,011	628,563	627,051
Income (loss) before income taxes	[1],[2],[3],[4]	29,369	74,492	64,305
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		175,034	232,437	205,411
Net interest revenue		(10,316)	(53,203)	(38,399)
Net revenue		164,718	179,234	167,012
Non-interest expenses		91,333	163,481	195,528
Income (loss) before income taxes		¥ 73,385	¥ 15,753	¥ (28,516)

[1]	Non-interest revenue and Non-interest expense for the year ended March 31, 2021 include losses of ¥245,749 million arising from the U.S. Prime Brokerage Event. The losses are reported within Net gain on trading in the amount of ¥(204,188) million and in Non-interest expenses—Other in the amount of ¥41,561 million in the consolidated statements of income
[2]	Non-interest revenue and Non-interest expense for the year ended March 31, 2022 include gains of ¥14,696 million, as the recoverable amount for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event was reasonably estimated. The gains are reported within Net gain on trading in the amount of ¥12,161 million and in Non-interest expenses—Other in the amount of ¥(2,535) million in the consolidated statements of income.
[3]	Non-interest revenue and Non-interest expense for the year ended March 31, 2022 include losses of ¥65,362 million arising from the U.S. Prime Brokerage Event. The losses are reported within Net gain on trading in the amount of ¥(56,073) million and in Non-interest expenses—Other in the amount of ¥9,289 million in the consolidated statements of income.
[4]	Non-interest revenue and Non-interest expense for the year ended March 31, 2023 include gains of ¥12,025 million, as the recoverable amount for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event was reasonably estimated and collected. The gains are reported within Net gain on trading in the amount of ¥9,954 million and in Non-interest expenses—Other in the amount of ¥(2,071) million in the consolidated statements of income.